Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common shares	Additional paid-in capital	Subscription receivable	Retained earnings (deficit)	Accumulated other comprehensive loss	Non-controlling interests	Total
Balance Beginning at Sep. 30, 2020	$ 12,600	$ 2,731,273		$ 4,738,754			$ 7,482,627
Balance Beginning (in Shares) at Sep. 30, 2020	7,938,000
Net loss				(1,084,313)			(1,084,313)
Share issues – transaction costs	$ 3,928	8,733,706	(200,000)				8,537,634
Share issues – transaction costs (in Shares)	2,474,843
Balance ending at Sep. 30, 2021	$ 16,528	11,464,979	(200,000)	3,654,441			14,935,948
Balance ending (in Shares) at Sep. 30, 2021	10,412,843
Net loss				(5,963,555)		(164,887)	(6,128,442)
Receipt of subscription receivable			200,000				200,000
Issuance of common shares for acquisition		7				2,344,995	2,345,002
Issuance of common shares for acquisition (in Shares)	201,614
Share-based compensation – common shares	$ 1,169	3,454,511					3,455,680
Share-based compensation – common shares (in Shares)	736,247
Share-based compensation – stock options		1,357,369					1,357,369
Currency translation adjustment					(28,939)		(28,939)
Balance ending at Sep. 30, 2022	$ 17,697	16,276,866		(2,309,114)	(28,939)	2,180,108	$ 16,136,618
Balance ending (in Shares) at Sep. 30, 2022	11,350,704						11,350,704
Net loss				(6,762,704)		(410,421)	$ (7,173,125)
Share buyback		(7)					(7)
Share buyback (in Shares)	(201,614)
Share-based compensation – common shares	$ 1,348	1,898,094					1,899,442
Share-based compensation – common shares (in Shares)	849,083
Share-based compensation – stock options		265,631					265,631
Acquisition of additional interest in subsidiary		(208,321)				20,817	(187,504)
Currency translation adjustment					(7,345)		(7,345)
Balance ending at Sep. 30, 2023	$ 19,045	$ 18,232,263		$ (9,071,818)	$ (36,284)	$ 1,790,504	$ 10,933,710
Balance ending (in Shares) at Sep. 30, 2023	11,998,173						11,998,173